PROPERTY, EQUIPMENT AND SOFTWARE (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Property, equipment and software
Less: accumulated depreciation and amortization	¥ (4,782)		¥ (4,447)
Total net book value	5,053		5,142		$ 692
Depreciation	655	$ 90	627	¥ 632
Buildings
Property, equipment and software
Original value	5,409		5,409
Website-related equipment
Property, equipment and software
Original value	2,156		2,075
Computer equipment
Property, equipment and software
Original value	837		796
Software
Property, equipment and software
Original value	793		755
Furniture and fixtures
Property, equipment and software
Original value	382		301
Leasehold improvements
Property, equipment and software
Original value	¥ 258		¥ 253